Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class III	May 30, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.49%
Annual Return 2018	1.46%
Annual Return 2019	1.82%
Annual Return 2020	0.25%
Annual Return 2021	0.01%
Annual Return 2022	1.33%